Nationwide Growth Fund
Shareholder Fees - Nationwide Growth Fund	Class A	Class B	Class C	Class D	Class R2
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	4.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	5.00%	1.00%	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses - Nationwide Growth Fund		Class A	Class B	Class C	Class D	Class R2
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%
Other Expenses	[1]	0.56%	0.55%	0.55%	0.55%	0.72%
Total Annual Fund Operating Expenses		1.41%	2.15%	2.15%	1.15%	1.82%
Amount of Fee Waiver/Expense Reimbursement	[2][3]	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.34%	2.08%	2.08%	1.08%	1.75%
[1]	"Other Expenses" have been restated to reflect a new methodology for the allocation of certain Fund expenses, including those relating to the provision of administration and transfer agency services, effective May 1, 2010.
[2]	In addition to the expense limitation agreement discussed in Footnote 2, the Trust and the Adviser have entered into a written contract waiving 0.04% of the management fee to which the Adviser would otherwise be entitled until at least June 30, 2012.
[3]	Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 1.12% (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) for all share classes until at least February 29, 2012. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 27 of this Prospectus.

Expense Example - Nationwide Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	989	1,295	2,163
Class B	711	966	1,348	2,201
Class C	311	666	1,148	2,477
Class D	555	792	1,048	1,779
Class R2	178	566	979	2,132

Expense Example, No Redemption - Nationwide Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	211	666	1,148	2,201
Class C	211	666	1,148	2,477